NOTES PAYABLE	9 Months Ended
Sep. 30, 2017
Notes to Financial Statements
NOTE 7 - NOTES PAYABLE

Notes payable at September 30, 2017 and December 31, 2016 are summarized as follows:

	September 30, 2017	December 31, 2016
2018 Kenworth	$75,737	$-
2017 Versatile 450 I	160,329	-
2107 Versatile 450 II	160,329	-
	396,395	-
Current Portion	72,587	-
Total Non-Current	$323,808	$-

On July 21, 2017, the Company and its subsidiary, 1847 Neese, Inc, entered into a $76,806 promissory note with Home State Bank, secured by a 2018 Kenworth T800 Semi Tractor, bearing interest at 4.5%, amortized over 5 years, payable in monthly installments of principal and interest of $1,434 due August 1, 2022.

On September 18, 2017, the Company and its subsidiary, 1847 Neese, Inc, entered into a $160,329 promissory note with Home State Bank, secured by a 2017 Versatile 450 Tractor, bearing interest at 4.5%, amortized over 5 years, payable in monthly installments of principal and interest of $2,990 due September 20, 2022.

On September 18, 2017, the Company and its subsidiary, 1847 Neese, Inc, entered into a $160,329 promissory note with Home State Bank, secured by a 2017 Versatile 450 Tractor, bearing interest at 4.5%, amortized over 5 years, payable in monthly installments of principal and interest of $2,990 due September 20, 2022.

At September 30, 2017, annual minimum future lease payments under the promissory notes are as follows:

Amount
For the year ending December 31,
2017 (remainder of the year)	$17,842
2018	73,407
2019	76,779
2020	80,307
2021	83,996
2022	64,064
Total payments	395,395
Less current portion of principal payments	72,587
Long-term portion of principal payments	$323,808